Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Changes in Fair Value and Corresponding Allowance for ECL - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period		$ 3,967,392	$ 3,054,809
Net change on Balance	[1]	(189,741)	864,507
Change in fair value		8,874	48,076
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		3,786,525	3,967,392
ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period		9,496	4,085
Net change on Balance	[1]	(5,917)	5,411
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	1,921
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		5,500	9,496
Stage 1 Individual [Member] | Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period		3,967,392	3,054,795
Net change on Balance	[1]	(159,617)	864,521
Change in fair value		8,718	48,076
Transfer to Stage 1
Transfer to Stage 2		(29,968)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		3,786,525	3,967,392
Stage 1 Individual [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period		9,496	4,085
Net change on Balance	[1]	(3,996)	5,411
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		5,500	9,496
Stage 2 Individual [Member] | Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period			14
Net change on Balance	[1]	(30,124)	(14)
Change in fair value		156
Transfer to Stage 1
Transfer to Stage 2		29,968
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 2 Individual [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]	(1,921)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	1,921
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | ECL [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.